Fair Value Measurements (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Quoted Prices in Active Markets (Level 1) [Member]
Investments held in Trust Account		$ 172,738,705
Quoted Prices in Active Markets (Level 1) [Member] | Money Market Fund [Member]
Investments held in Trust Account	$ 173,197,766	1,600
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account		172,737,105
Significant Other Observable Inputs (Level 2) [Member]
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Money Market Fund [Member]
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Money Market Fund [Member]
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities [Member]
Investments held in Trust Account